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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2005

Check here if Amendment [ ];    Amendment Number: ___
         This Amendment (Check only one.):    [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             American Assets, Inc.
Address:          11455 El Camino Real, Suite 200
                  San Diego, CA 92130


Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Robert F. Barton
Title:            Chief Financial Officer
Phone:            619-350-2600

Signature, Place, and Date of Signing:

        /s/  Robert F. Barton             San Diego, CA           02/13/2006
     -------------------------------
          [Signature]                         [City, State]         [Date]

Report Type (Check only one.):

[ ]    13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13-F File Number                       Name

28-                                         Insurance Company of the West